A.B. KORELIN & ASSOCIATES INC._

108 SE 124th Avenue                               Phone: 888-428-6698

Vancouver, Washington  98684                   Fax:  360-260-8660

For Golden Goliath Resources Ltd., we hereby submit Golden Goliath’s 20-F Registration Statement Amendment #1 and a Response to Staff Comments Letter via EDGAR.

To respond to this filing, please contact me at the numbers listed above or J. Paul Sorbara, President of Golden Goliath, by phone at (604) 682-2950 or by fax at (604) 685-3764.

Sincerely,

/s/ Al Korelin

Al Korelin

A.B. Korelin & Associates